Financial Instruments (Schedule Of Changes In Fair Value Of Derivatives Designated As Fair Value Hedges And Hedged Items Recognized In Consolidated Statements Of Income) (Detail) (Other Income (Expense), Net, JPY ¥)
In Millions, unless otherwise specified
12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Other Income (Expense), Net
Derivative Instruments, Gain (Loss) [Line Items]
Changes in the fair value of the derivatives	¥ 57	¥ 0	¥ (1,650)
Changes in the fair value of the hedged items	¥ (57)	¥ 0	¥ 1,650